Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2017
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2018
Prospectus Date	rr_ProspectusDate	Mar. 01, 2018
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOAX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOLX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOCX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOIX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGORX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOSX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOTX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOVX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOYX
THE HARTFORD GROWTH OPPORTUNITIES FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HGOFX
HARTFORD QUALITY VALUE FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOAX
HARTFORD QUALITY VALUE FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOLX
HARTFORD QUALITY VALUE FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOCX
HARTFORD QUALITY VALUE FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOIX
HARTFORD QUALITY VALUE FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVORX
HARTFORD QUALITY VALUE FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOSX
HARTFORD QUALITY VALUE FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOTX
HARTFORD QUALITY VALUE FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOVX
HARTFORD QUALITY VALUE FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOYX
HARTFORD QUALITY VALUE FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVOFX
THE HARTFORD SMALL CAP GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLAX
THE HARTFORD SMALL CAP GROWTH FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLLX
THE HARTFORD SMALL CAP GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLCX
THE HARTFORD SMALL CAP GROWTH FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLIX
THE HARTFORD SMALL CAP GROWTH FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLRX
THE HARTFORD SMALL CAP GROWTH FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLSX
THE HARTFORD SMALL CAP GROWTH FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLTX
THE HARTFORD SMALL CAP GROWTH FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLVX
THE HARTFORD SMALL CAP GROWTH FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLYX
THE HARTFORD SMALL CAP GROWTH FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSLFX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNAX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNLX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNCX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNIX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNYX
THE HARTFORD MUNICIPAL REAL RETURN FUND | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HTNFX
Hartford Schroders Emerging Markets Debt and Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARVX
Hartford Schroders Emerging Markets Debt and Currency Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFWLX
Hartford Schroders Emerging Markets Debt and Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFWCX
Hartford Schroders Emerging Markets Debt and Currency Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARNX
Hartford Schroders Emerging Markets Debt and Currency Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFWYX
Hartford Schroders Emerging Markets Debt and Currency Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFWFX
Hartford Schroders Emerging Markets Debt and Currency Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SARRX
Hartford Schroders Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMVX
Hartford Schroders Emerging Markets Equity Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHLX
Hartford Schroders Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHCX
Hartford Schroders Emerging Markets Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMNX
Hartford Schroders Emerging Markets Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHRX
Hartford Schroders Emerging Markets Equity Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHSX
Hartford Schroders Emerging Markets Equity Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHTX
Hartford Schroders Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHYX
Hartford Schroders Emerging Markets Equity Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HHHFX
Hartford Schroders Emerging Markets Equity Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SEMTX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSVX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZLX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZCX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSNX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZRX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZSX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZTX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZYX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFZFX
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMSRX
Hartford Schroders Global Strategic Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGBVX
Hartford Schroders Global Strategic Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBLX
Hartford Schroders Global Strategic Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBCX
Hartford Schroders Global Strategic Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGBNX
Hartford Schroders Global Strategic Bond Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBRX
Hartford Schroders Global Strategic Bond Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBSX
Hartford Schroders Global Strategic Bond Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBTX
Hartford Schroders Global Strategic Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBYX
Hartford Schroders Global Strategic Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSBFX
Hartford Schroders Global Strategic Bond Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGBJX
Hartford Schroders International Multi-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDVX
Hartford Schroders International Multi-Cap Value Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYLX
Hartford Schroders International Multi-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYCX
Hartford Schroders International Multi-Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDNX
Hartford Schroders International Multi-Cap Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYRX
Hartford Schroders International Multi-Cap Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYSX
Hartford Schroders International Multi-Cap Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYTX
Hartford Schroders International Multi-Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYYX
Hartford Schroders International Multi-Cap Value Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFYFX
Hartford Schroders International Multi-Cap Value Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIDRX
Hartford Schroders International Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCVEX
Hartford Schroders International Stock Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWLX
Hartford Schroders International Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWCX
Hartford Schroders International Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIEX
Hartford Schroders International Stock Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWRX
Hartford Schroders International Stock Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWSX
Hartford Schroders International Stock Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWTX
Hartford Schroders International Stock Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWYX
Hartford Schroders International Stock Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSWFX
Hartford Schroders International Stock Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIJX
Hartford Schroders Tax-Aware Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWVX
Hartford Schroders Tax-Aware Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKLX
Hartford Schroders Tax-Aware Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKCX
Hartford Schroders Tax-Aware Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STWTX
Hartford Schroders Tax-Aware Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKYX
Hartford Schroders Tax-Aware Bond Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKFX
Hartford Schroders Tax-Aware Bond Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFKVX
Hartford Schroders US Small Cap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUVX
Hartford Schroders US Small Cap Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOLX
Hartford Schroders US Small Cap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOCX
Hartford Schroders US Small Cap Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUIX
Hartford Schroders US Small Cap Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOORX
Hartford Schroders US Small Cap Opportunities Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOSX
Hartford Schroders US Small Cap Opportunities Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOTX
Hartford Schroders US Small Cap Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOYX
Hartford Schroders US Small Cap Opportunities Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOOFX
Hartford Schroders US Small Cap Opportunities Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCURX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDVX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDLX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDCX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDIX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDRX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDSX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDTX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDYX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFDFX
Hartford Schroders US Small/Mid Cap Opportunities Fund | Class SDR
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMDRX